Note 48 - Impairment or reversal of impairment on non-financial assets	12 Months Ended
Dec. 31, 2019
Impairment or reversal of impairment on non-financial assets
Impairment or Reversal of Impairment on non-financial assets

48. Impairment or (reversal) of impairment on non-financial assets

The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or (reversal) of impairment on non-financial assets (Millions of Euros)
	Notes	2019	2018	2017
Tangible assets	17	94	5	42
Intangible assets (*)		1,330	83	16
Others	20	23	51	306
Total		1,447	138	364

(*) The balance of 2019 mainly corresponds to the impairment of the CGU in The United States (see Note 18).